Benefits Payable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability for Unpaid Claims and Claims Adjustment Expense, Adjustment of Opening Balance [Line Items]
Favorable medical claims reserve development related to prior fiscal years	$ 474	$ 257	$ 372
Military services benefits payable		$ 4	$ 339